Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (41,455)	$ 190,380	$ 40,394
Adjustments to reconcile net (loss) income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	231,458	206,436	216,448
Non-cash impairments	144,830	17,020	5,137
Amortization of debt discount and issuance costs	40,763	35,537	24,773
Share-based compensation expense	65,893	40,113	34,442
Deferred income tax (benefit) expense	(55,362)	(23,272)	60,176
Loss (gain) on marketable securities	2,867	(2,725)	1,055
Reversals of contingent consideration	(10,433)	0	(3,269)
Other items, net including fair value changes in derivatives	(3,394)	(8,834)	(4,521)
Net changes in operating assets and liabilities:
Accounts receivable	(39,578)	(41,813)	(34,165)
Inventories	(30,028)	(36,918)	(21,633)
Prepaid expenses and other current assets	18,626	(9,942)	(5,245)
Other long-term assets	(1,406)	(30,312)	(16,786)
Accounts payable	9,252	6,993	4,321
Accrued and other current liabilities	19,913	(13,317)	2,828
Income taxes	(6,782)	14,239	(41,266)
Other long-term liabilities	(14,321)	15,911	24,090
Net cash provided by operating activities	330,843	359,496	286,779
Cash flows from investing activities:
Purchases of property, plant and equipment	(117,950)	(109,773)	(90,081)
Proceeds from sale of equipment	0	0	42
Purchases of intangible assets	(156,934)	(40,990)	(34,324)
Purchases of investments, net	(5,170)	(9,398)	(4,777)
Cash paid for acquisitions, net of cash acquired	(68,058)	(172,832)	(50,549)
Purchases of short-term investments	(293,959)	(568,002)	(450,564)
Proceeds from redemptions of short-term investments	396,098	691,765	189,006
Proceeds from divestiture	1,000	16,394	0
Cash received (paid) for collateral asset	22,685	(3,461)	(20,707)
Other investing activities	10	(15,059)	(2,310)
Net cash used in investing activities	(222,278)	(211,356)	(464,264)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	0	0	329,875
Proceeds from issuance of cash convertible notes, net of issuance costs	0	494,879	394,391
Purchase of call option related to cash convertible notes	0	(97,277)	(73,646)
Proceeds from issuance of warrants, net of issuance costs	0	72,406	45,396
Capital repayment	0	0	(243,945)
Proceeds from exercise of call option related to cash convertible notes	134,737	0	0
Payment of intrinsic value of cash convertible notes	(133,763)	0	0
Repayment of long-term debt	(506,400)	0	0
Principal payments on capital leases	0	(1,308)	(1,402)
Proceeds from issuance of common shares	2,075	4,412	6,075
Tax withholding related to vesting of stock awards	(49,998)	0	0
Purchase of treasury shares	(74,450)	(104,685)	(60,970)
Other financing activities	(11,281)	(8,019)	(8,587)
Net cash (used in) provided by financing activities	(639,080)	360,408	387,187
Effect of exchange rate changes on cash, cash equivalents and restricted cash	826	(7,183)	8,832
Net (decrease) increase in cash, cash equivalents and restricted cash	(529,689)	501,365	218,534
Cash and cash equivalents, beginning of period	1,159,079	657,714	439,180
Cash, cash equivalents and restricted cash, end of period	629,390	1,159,079	657,714
Supplemental cash flow disclosures:
Cash paid for interest	29,721	25,902	20,252
Cash paid for income taxes	41,474	29,317	40,499
Supplemental disclosure of non-cash investing activities:
Equipment purchased through capital lease	$ 0	$ 0	$ 88